Assets held for sale and discontinued operations - Summary of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and cash equivalents	$ 855.2		$ 1,280.9	$ 1,270.8
Financial investments	424.7		1,926.9
Trade accounts receivable, net of expected credit losses	149.4		318.0
Guarantee Deposits	0.6		349.7
Other assets	181.9		309.0
Financial liabilities
Loans and financing			11.7
Lease liability	38.6	$ 57.6	57.6
Other payables	175.2		$ 317.0
AmortizedCost [member]
Financial assets
Cash and cash equivalents	1,452.5
Financial investments	47.5
Corporate bonds	47.5
Trade accounts receivable, net of expected credit losses	144.6
Customer and commercial financing	10.7
Guarantee Deposits	0.5
Other assets	111.6
Financial liabilities
Loans and financing	3,301.3
Notes	2,949.9
Bonds	5.4
Lease liability	9.4
Trade accounts payable	474.7
Other payables	132.5
AmortizedCost [member] | Maturing On 2021 To 2030 [member]
Financial liabilities
Capital reserve	325.4
AmortizedCost [member] | Maturing On 2023 To 2026 [member]
Financial liabilities
Capital reserve	20.6
Fair Value Through Profit And Loss [member]
Financial liabilities
Residual value guarantee (Note 25)	129.6
Carrying Value Book Value [member]
Financial assets
Cash and cash equivalents	1,452.5
Financial investments	47.5
Corporate bonds	47.5
Trade accounts receivable, net of expected credit losses	144.6
Customer and commercial financing	10.7
Guarantee Deposits	0.5
Other assets	111.6
Financial liabilities
Loans and financing	3,301.3
Notes	2,949.9
Bonds	5.4
Lease liability	9.4
Trade accounts payable	474.7
Residual value guarantee (Note 25)	129.6
Other payables	132.5
Carrying Value Book Value [member] | Maturing On 2021 To 2030 [member]
Financial liabilities
Capital reserve	325.4
Carrying Value Book Value [member] | Maturing On 2023 To 2026 [member]
Financial liabilities
Capital reserve	20.6
Carrying Fair Value [member]
Financial assets
Cash and cash equivalents	1,452.5
Trade accounts receivable, net of expected credit losses	144.6
Customer and commercial financing	10.7
Guarantee Deposits	0.5
Other assets	111.6
Financial liabilities
Loans and financing	3,614.1
Notes	3,264.5
Bonds	5.6
Lease liability	9.4
Trade accounts payable	474.7
Residual value guarantee (Note 25)	129.6
Other payables	132.5
Carrying Fair Value [member] | Maturing On 2021 To 2030 [member]
Financial liabilities
Capital reserve	323.4
Carrying Fair Value [member] | Maturing On 2023 To 2026 [member]
Financial liabilities
Capital reserve	$ 20.6